Other Financial Data (Tables)	12 Months Ended
Dec. 31, 2019
Other Financial Data [Abstract]
Other income (Expense)
The components of Other income (expense) are as follows (in millions):

	Years ended December 31
	2019	2018	2017
Foreign currency remeasurement	$9	$25	$(37)
Disposal of businesses	13	(6)	(16)
Pension and other postretirement	9	1	(86)
Equity earnings	4	4	12
Financial instruments	(34)	(49)	2
Total	$1	$(25)	$(125)

Schedule of Allowance for Doubtful Accounts
Changes in the net carrying amount of allowance for doubtful accounts are as follows (in millions):

	2019	2018	2017
Balance at beginning of period	$62	$59	$56
Provision	27	24	18
Accounts written off, net of recoveries	(19)	(25)	(18)
Foreign currency translation and other	—	4	3
Balance at end of period	$70	$62	$59

Schedule of Other Current Assets
The components of Other current assets are as follows (in millions):

As of December 31	2019	2018
Costs to fulfill contracts with customers	$335	$329
Taxes receivable	88	113
Prepaid expenses	97	97
Receivables from the Divested Business (1)	4	12
Other	78	67
Total	$602	$618

(1)
Refer to Note 5 “Discontinued Operations” for further information.

Components of Fixed assets, net
The components of Fixed assets, net are as follows (in millions):

As of December 31	2019	2018
Software	$727	$693
Leasehold improvements	358	334
Computer equipment	250	279
Furniture, fixtures and equipment	225	228
Construction in progress	183	154
Other	37	45
Fixed assets, gross	1,780	1,733
Less: Accumulated depreciation	1,159	1,145
Fixed assets, net	$621	$588

Schedule of Other Non-current Assets
The components of Other non-current assets are as follows (in millions):

As of December 31	2019	2018
Costs to obtain contracts with customers	$171	$156
Investments	53	54
Leases (1)	100	—
Taxes receivable	102	100
Other	144	138
Total	$570	$448

(1)
In the first quarter of 2019, Aon adopted new accounting guidance related to the treatment of leases which was applied under the modified retrospective approach. The Other non-current asset balances related to leasing under the legacy accounting standard are reflected in Other as reported in December 31, 2018.
Schedule of Other Current Liabilities
The components of Other current liabilities are as follows (in millions):

As of December 31	2019	2018
Deferred revenue (1)	$270	$251
Taxes payable	93	83
Leases (2)	210	—
Other	513	602
Total	$1,086	$936

(1)	$532 million and $487 million was recognized in the Consolidated Statements of Income during the twelve months ended December 31, 2019 and December 31, 2018, respectively.
(2)
In the first quarter of 2019, Aon adopted new accounting guidance related to the treatment of leases which was applied under the modified retrospective approach. The Other current liability balances related to leasing under the legacy accounting standard are reflected in Other as reported in December 31, 2018. Refer to Note 2 “Summary of Significant Accounting Principles and Practices” for further information.

Schedule of Other Non-current Liabilities
The components of Other non-current liabilities are as follows (in millions):

As of December 31	2019	2018
Taxes payable (1)	$525	$585
Leases (2)	76	169
Compensation and benefits	49	56
Deferred revenue	62	65
Other	165	222
Total	$877	$1,097

(1)
Includes $145 million and $240 million for the non-current portion of the Transition Tax, as of December 31, 2019 and December 31, 2018, respectively. Refer to Note 11 “Income Taxes” for further information on the Transition Tax.

(2)
In the first quarter of 2019, Aon adopted new accounting guidance related to the treatment of leases which was applied under the modified retrospective approach. The comparable period presented reflects balances under the legacy accounting standard. Refer to Note 2 “Summary of Significant Accounting Principles and Practices” for further information.